Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property and Equipment

Property and equipment as of December 31, 2011 and 2010, consists of the following:

	Successor	Predecessor
	2011	2010
Computer equipment	$30,950	$62,239
Production equipment	18,910	27,216
Office equipment, furniture and fixtures	11,212	18,975
Software	28,881	87,727
Technology	148,764	145,888
Leasehold improvements	20,514	24,278
Construction in process	29,027	23,963

	288,258	390,286

Less accumulated depreciation	(10,490)	(158,979)

Property and equipment, net	$277,768	$231,307